Related Party Transactions Related Party Transactions - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended		3 Months Ended
	Apr. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	May 11, 2020
Related Party Transaction [Line Items]
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ (2,200)	$ (2,700)	$ 462
Limited Partners' Capital Account, Units Issued		77,500		86,900
Subsidiaries of Teekay LNG [Member]
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		1.00%
Teekay Lng [Member]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued					10,750